Related party transactions and balances	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions and balances

Note 10 — Related party transactions and balances

The amounts due from related parties consist of the following:

Name of Related Parties	Relationship	Nature	December 31, 2022	December 31, 2023	December 31, 2023
			RMB	RMB	USD
Shenzhen Ultimate Holographic Culture Communication Co., Ltd	Shenzhen Mengyun’s 19.9% equity investment	Advances for operational purposes, no interest, due on demand	60,280	-	-
Total:			60,280	-	-

The amounts due to related parties consists of the following:

Name of Related Parties	Relationship	Nature	December 31, 2022	December 31, 2023	December 31, 2023
			RMB	RMB	USD
Yuxiu Han.	Former shareholder and current legal representative of Shenzhen Bowei	Advances for operational purpose, no interest, due on demand	350,000	-	-
Total:			350,000	-	-